COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.
LEASES

The Company determines if a contract contains a lease at inception and recognizes operating lease right-of-use assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company's leases do not provide an implicit rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease expenses are recognized on a straight-line basis over the lease term.

We do not own any real estate. We lease approximately 1,139 square meters of office and warehousing premises in Tel Aviv and Herzliya, Israel, under a new lease which started on April l 1, 2021 and expires on March 30, 2024. According to the lease agreements, the monthly fee is approximately $35.

We lease approximately 1,320 square meters of office premises in California for our U.S. subsidiary, LCA Inc., which under the current lease contracts expire in 2023, with a monthly fee of approximately $34.

	Year ended December 31,
	2022	2021
The components of lease expense were as follows:
Operating leases expenses	$475	$356

Cash flow information related to operating leases:
Cash used in operating activities	$502	$303

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$-	$1,200

	December 31,
	2022	2021

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,200	$1,200
Accumulated amortization	716	318
Operating lease Right-of-Use assets, net	$484	$882

Lease liabilities – current - accrued expenses and other liabilities	$381	$-
Lease liabilities – noncurrent	108	925
Total operating lease liabilities	$489	$925

Weighted average remaining lease term in years	1.2
Weighted average annual discount rate	9%

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, 2022, are as follows:

2023	$440
2024	103
2025	-
Total operating lease payments	543
Less: imputed interest	(54)
Present value of lease Liabilities	$489

Rent expenses amounted to $817 and $714 for the years ended December 31, 2022 and 2021, respectively.

b.	Guarantees, indemnity and liens:

1.	The Company and its subsidiaries issued bank guaranties in the total amount of approximately $375 as a part of the ongoing terms of lease contracts, contracts with existing customers and for tenders.

2.
Under the Fortress Agreement, the Company recorded a fix floating charge on all of the Company’s assets in favor of the Fortress, limited in amount, in order to secure long-term loan granted by them in favor of the Company.

The Company is party to legal proceedings in the normal course of our business. There are no material pending legal proceedings to which the Company is a party or of which our property is subject. Although the outcome of claims and lawsuits against the Company cannot be accurately predicted, we do not believe that any of the claims and lawsuits, will have a material adverse effect on the Company business, financial condition, results of operations or cash flows for any quarterly or annual period.